Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 49.4%
1,782,499		Fannie Mae 2004-28 PZ, 6.000%, 05/25/2034	$ 2,312,509	0.1
2,412,152		Fannie Mae 2004-88 ZC, 6.500%, 12/25/2034	2,959,825	0.2
6,644,220		Fannie Mae 2005-17 B, 6.500%, (US0001M + 6.500%), 03/25/2035	8,366,039	0.5
1,873,366		Fannie Mae 2005-43 PZ, 6.000%, 05/25/2035	2,196,005	0.1
996,160		Fannie Mae 2007-60 ZB, 4.750%, 05/25/2037	1,084,391	0.1
2,564,666	(1)	Fannie Mae 2010-150 PS, 6.509%, (-1.000*US0001M + 6.600%), 12/25/2039	121,077	0.0
4,177,188	(1)	Fannie Mae 2010-95 SB, 6.509%, (-1.000*US0001M + 6.600%), 09/25/2040	680,087	0.0
5,207,854		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	6,058,174	0.3
6,589,077	(1)	Fannie Mae 2012-148 HI, 3.500%, 05/25/2042	682,373	0.0
17,420,316	(1)	Fannie Mae 2012-148 IM, 3.000%, 01/25/2028	1,185,996	0.1
197,645	(2)	Fannie Mae REMIC Trust 2002-W1 3A, 3.456%, 04/25/2042	206,147	0.0
956,212	(2)	Fannie Mae REMIC Trust 2002-W6 3A, 3.687%, 01/25/2042	1,001,289	0.1
1,086,033		Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/2033	1,276,034	0.1
2,536,874		Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/2033	2,735,707	0.2
97,938		Fannie Mae REMIC Trust 2004-61 SH, 23.622%, (-3.998*US0001M + 23.988%), 11/25/2032	148,246	0.0
3,035,912	(2)	Fannie Mae REMIC Trust 2004-W11 2A, 3.564%, 03/25/2043	3,011,461	0.2
2,772,230		Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/2034	3,047,725	0.2
524,428	(1)	Fannie Mae REMIC Trust 2005-17 ES, 6.659%, (-1.000*US0001M + 6.750%), 03/25/2035	62,353	0.0
482,155		Fannie Mae REMIC Trust 2005-59 NQ, 16.646%, (-2.500*US0001M + 16.875%), 05/25/2035	597,829	0.0
565,573		Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/2035	639,267	0.0
135,820		Fannie Mae REMIC Trust 2006-115 ES, 26.194%, (-4.000*US0001M + 26.560%), 12/25/2036	215,334	0.0
963,482	(1)	Fannie Mae REMIC Trust 2006-36 SP, 6.609%, (-1.000*US0001M + 6.700%), 05/25/2036	151,024	0.0
3,083,448	(1)	Fannie Mae REMIC Trust 2006-79 SH, 6.359%, (-1.000*US0001M + 6.450%), 08/25/2036	763,670	0.0
226,470	(2)	Fannie Mae REMIC Trust 2009-12 LK, 10.930%, 03/25/2039	264,266	0.0
1,861,549		Fannie Mae REMIC Trust 2009-66 XA, 5.500%, 12/25/2035	2,305,286	0.1
3,008,438		Fannie Mae REMIC Trust 2010-155 JC, 4.000%, 12/25/2039	3,166,674	0.2
5,084,839		Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/2040	5,945,975	0.3
1,397,767		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	1,487,607	0.1
4,981,744	(1)	Fannie Mae REMIC Trust 2012-128 VS, 6.159%, (-1.000*US0001M + 6.250%), 06/25/2042	666,249	0.0
3,423,761	(1)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/2027	207,130	0.0
2,470,355	(1)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/2042	292,620	0.0
1,962,143	(1)	Fannie Mae REMIC Trust 2012-68 SD, 6.609%, (-1.000*US0001M + 6.700%), 06/25/2032	330,412	0.0
3,457,000		Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/2042	3,877,327	0.2
799,339	(1)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/2042	72,894	0.0
2,047,328	(1)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/2033	148,458	0.0
636,662		Fannie Mae REMICS 2005-122 SE, 22.780%, (-3.500*US0001M + 23.100%), 11/25/2035	869,853	0.1
651,541		Fannie Mae REMICS 2005-75 GS, 19.976%, (-3.000*US0001M + 20.250%), 08/25/2035	900,188	0.1
3,940	(3)	Fannie Mae REMICS 2006-44 P, 0.000%, 12/25/2033	3,640	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
451,799		Fannie Mae REMICS 2006-8 PM, 26.034%, (-4.000*US0001M + 26.400%), 03/25/2036	$ 1,078,258	0.1
580,446		Fannie Mae REMICS 2007-1 NR, 46.805%, (-7.600*US0001M + 47.500%), 02/25/2037	1,836,081	0.1
1,423,584		Fannie Mae REMICS 2010-26 F, 0.862%, (US0001M + 0.770%), 11/25/2036	1,457,999	0.1
1,441,668		Fannie Mae REMICS 2010-39 FN, 0.922%, (US0001M + 0.830%), 05/25/2040	1,473,968	0.1
692,509		Fannie Mae REMICS 2010-80 PZ, 5.000%, 07/25/2040	823,841	0.0
1,000,000		Fannie Mae REMICS 2010-87 PL, 4.000%, 06/25/2040	1,111,943	0.1
1,455,472		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,655,746	0.1
750,000		Fannie Mae REMICS 2011-105 MB, 4.000%, 10/25/2041	849,382	0.0
1,730,000		Fannie Mae REMICS 2011-131 PB, 4.500%, 12/25/2041	1,985,776	0.1
3,516,926	(1)	Fannie Mae REMICS 2012-137 EI, 3.000%, 12/25/2027	205,921	0.0
2,967,281		Fannie Mae REMICS 2012-148 KH, 3.000%, 03/25/2042	3,109,405	0.2
7,798,334		Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	8,555,928	0.5
2,500,000		Fannie Mae REMICS 2012-40 MY, 3.500%, 04/25/2042	2,757,617	0.2
2,127,659	(3)	Fannie Mae REMICS 2013-135 PO, 0.000%, 01/25/2044	1,893,490	0.1
3,499,083	(1)	Fannie Mae REMICS 2013-25 BI, 3.000%, 03/25/2033	311,517	0.0
1,274,045		Fannie Mae REMICS 2013-55 VZ, 3.000%, 06/25/2043	1,364,488	0.1
2,661,835	(1)	Fannie Mae REMICS 2013-62 AI, 3.000%, 06/25/2033	248,695	0.0
1,401,927		Fannie Mae REMICS 2015-22 DY, 3.000%, 04/25/2045	1,484,280	0.1
1,273,914		Fannie Mae REMICS 2015-26 UZ, 3.000%, 05/25/2045	1,324,427	0.1
711,932		Fannie Mae REMICS 2015-68 JW, 3.500%, 09/25/2030	785,805	0.0
1,410,000		Fannie Mae REMICS 2016-103 PB, 3.000%, 01/25/2047	1,523,475	0.1
4,283,554		Fannie Mae REMICS 2016-64 LD, 3.500%, 09/25/2046	4,752,769	0.3
5,093,896		Fannie Mae REMICS 2017-22 DZ, 4.000%, 04/25/2047	5,903,058	0.3
8,000,000		Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	8,622,541	0.5
508,963		Fannie Mae REMICS 2018-37 DZ, 4.000%, 06/25/2048	584,102	0.0
10,682,724	(1)	Fannie Mae REMICS 2019-49 IG, 3.000%, 03/25/2033	863,639	0.0
1,558,673		Fannie Mae REMICS 2019-6 GZ, 4.000%, 03/25/2059	1,872,636	0.1
6,340,518	(1)	Fannie Mae REMICS 2020-44 TI, 5.500%, 12/25/2035	1,179,836	0.1
4,022,791		Fannie Mae Series 2016-51 S, 5.829%, (-1.000*US0001M + 5.920%), 10/25/2043	4,390,017	0.2
1,966,465	(2)	Fannie Mae Trust 2004-W2 3A, 3.232%, 02/25/2044	2,071,176	0.1
1,947,270	(2)	Fannie Mae Trust 2004-W2 4A, 3.301%, 02/25/2044	2,047,618	0.1
2,489,115		Freddie Mac 3770 GA, 4.500%, 10/15/2040	2,881,798	0.2
2,168,156		Freddie Mac REMIC Trust 2005-S001 2A2, 0.242%, (US0001M + 0.150%), 09/25/2045	2,151,008	0.1
416,155		Freddie Mac REMIC Trust 2653 SC, 6.754%, (-0.500*US0001M + 6.800%), 07/15/2033	465,815	0.0
1,017,891		Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/2034	1,202,179	0.1
116,161		Freddie Mac REMIC Trust 3012 ST, 21.698%, (-3.600*US0001M + 21.960%), 04/15/2035	160,538	0.0
274,506		Freddie Mac REMIC Trust 3065 DC, 19.641%, (-3.000*US0001M + 19.860%), 03/15/2035	378,741	0.0
437,406		Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/2036	511,081	0.0
3,694,963	(1)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-0.794*US0001M + 5.635%), 07/15/2036	73,654	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
272,780	(1)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/2035	$ 46,655	0.0
361,166		Freddie Mac REMIC Trust 3864 NT, 5.500%, (-9.167*US0001M + 60.500%), 03/15/2039	394,984	0.0
1,769,640		Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/2041	1,916,786	0.1
365,302	(1)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	12,708	0.0
11,430,542	(1)	Freddie Mac REMIC Trust 4176 IA, 2.500%, 03/15/2028	592,374	0.0
165,960	(3)	Freddie Mac REMICS 2974 KO, 0.000%, 05/15/2035	149,009	0.0
3,400,522		Freddie Mac REMICS 3196 ZK, 6.500%, 04/15/2032	4,557,565	0.3
1,031,729		Freddie Mac REMICS 3658 CZ, 5.000%, 04/15/2040	1,254,256	0.1
5,075,000		Freddie Mac REMICS 4059 DY, 3.500%, 06/15/2042	5,740,793	0.3
1,361,676		Freddie Mac REMICS 4097 ZA, 3.500%, 08/15/2042	1,488,679	0.1
3,873,475		Freddie Mac REMICS 4136 LU, 3.000%, 07/15/2032	3,929,006	0.2
9,069,036		Freddie Mac REMICS 4159 LZ, 3.500%, 01/15/2043	9,853,617	0.5
2,398,803		Freddie Mac REMICS 4249 CS, 4.581%, (-0.750*US0001M + 4.650%), 09/15/2043	2,352,167	0.1
2,877,185		Freddie Mac REMICS 4274 US, 5.777%, (-1.000*US0001M + 5.850%), 10/15/2035	2,959,918	0.2
920,827		Freddie Mac REMICS 4341 VH, 4.350%, 03/15/2027	939,224	0.1
9,911,168		Freddie Mac REMICS 4367 MZ, 4.000%, 07/15/2044	11,350,410	0.6
6,989,080		Freddie Mac REMICS 4480 ZX, 4.000%, 11/15/2044	7,692,798	0.4
2,118,479		Freddie Mac REMICS 4764 CJ, 4.000%, 06/15/2045	2,159,977	0.1
1,586,208		Freddie Mac REMICS 4764 DA, 4.000%, 07/15/2045	1,623,947	0.1
4,997,200		Freddie Mac REMICS 4818 GZ, 4.000%, 08/15/2048	5,327,610	0.3
2,597,868		Freddie Mac REMICS 5000 DC, 2.500%, 03/25/2040	2,717,073	0.2
1,333,388		Freddie Mac Series 4040 UZ, 5.000%, 05/15/2042	1,713,939	0.1
1,372,076	(2)	Freddie Mac Structured Pass-Through Certificates T-54 2A, 3.640%, 07/25/2033	1,453,394	0.1
799,157	(2)	Freddie Mac Structured Pass-Through Certificates T-54 4A, 3.565%, 02/25/2043	866,543	0.0
66,141	(1)	Freddie Mac-Ginnie Mae Series 21 SA, 7.909%, (-1.000*US0001M + 8.000%), 10/25/2023	4,643	0.0
2,014,670		Seasoned Credit Risk Transfer Trust Series 2019-3 M55D, 4.000%, 10/25/2058	2,212,530	0.1
936,130		Ginnie Mae 2004-65 ZG, 5.500%, 07/20/2034	1,063,640	0.1
5,721,838		Ginnie Mae 2009-110 ZA, 5.500%, 11/16/2039	6,955,807	0.4
795,700		Ginnie Mae 2009-32 QZ, 5.500%, 05/16/2039	952,988	0.1
627,534		Ginnie Mae 2009-32 YZ, 7.000%, 05/16/2039	806,095	0.0
4,534,644		Ginnie Mae 2009-50 MZ, 6.000%, 07/16/2039	5,405,048	0.3
492,726		Ginnie Mae 2009-54 HZ, 5.000%, 07/20/2039	562,119	0.0
1,209,408		Ginnie Mae 2009-H01 FA, 1.243%, (US0001M + 1.150%), 11/20/2059	1,219,406	0.1
2,000,000		Ginnie Mae 2010-116 PB, 5.000%, 06/16/2040	2,321,474	0.1
3,735,741		Ginnie Mae 2010-125 BZ, 4.500%, 09/16/2040	3,966,670	0.2
3,189,974	(3)	Ginnie Mae 2011-70 PO, 0.000%, 05/16/2041	2,858,359	0.2
2,640,087	(1)	Ginnie Mae 2014-107 XS, 5.525%, (-1.000*US0001M + 5.600%), 07/16/2044	423,229	0.0
1,305,587	(1)	Ginnie Mae 2014-96 SQ, 5.525%, (-1.000*US0001M + 5.600%), 07/16/2044	215,064	0.0
8,581,531		Ginnie Mae 2015-H13 FG, 0.507%, (US0001M + 0.400%), 04/20/2065	8,607,746	0.5
17,768,939	(1)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/2046	2,152,460	0.1
977,092	(1)	Ginnie Mae 2016-84 IO, 5.000%, 12/20/2040	50,886	0.0
16,162,895		Ginnie Mae 2016-H20 FB, 0.657%, (US0001M + 0.550%), 09/20/2066	16,294,480	0.9
1,231,230	(1)	Ginnie Mae 2018-78 IC, 4.000%, 02/20/2047	143,741	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
433,154		Ginnie Mae Series 2002-92 EA, 4.500%, 02/20/2029	$ 452,664	0.0
95,714		Ginnie Mae Series 2004-16 AE, 5.500%, 02/20/2034	106,455	0.0
891,995		Ginnie Mae Series 2004-17 MZ, 5.500%, 03/16/2034	988,671	0.1
617,517		Ginnie Mae Series 2004-28 CZ, 5.500%, 04/20/2034	699,324	0.0
318,377	(3)	Ginnie Mae Series 2004-37 OA, 0.000%, 04/17/2034	295,269	0.0
2,301,223		Ginnie Mae Series 2004-4 MG, 5.000%, 01/16/2034	2,547,938	0.1
2,334,053		Ginnie Mae Series 2004-81 Z, 5.000%, 10/20/2034	2,601,166	0.1
974,346	(1)	Ginnie Mae Series 2004-98 SA, 6.607%, (-1.000*US0001M + 6.700%), 11/20/2034	223,254	0.0
789,489		Ginnie Mae Series 2005-21 Z, 5.000%, 03/20/2035	888,664	0.1
216,816	(1)	Ginnie Mae Series 2005-25 SI, 6.000%, (-6.000*US0001M + 43.200%), 01/20/2034	30,521	0.0
619,474	(1)	Ginnie Mae Series 2005-7 AH, 6.695%, (-1.000*US0001M + 6.770%), 02/16/2035	115,631	0.0
721,216	(1)	Ginnie Mae Series 2005-73 IM, 5.500%, 09/20/2035	129,935	0.0
421,150		Ginnie Mae Series 2005-80 Z, 5.000%, 10/20/2035	474,799	0.0
183,715		Ginnie Mae Series 2005-91 UP, 14.151%, (-2.000*US0001M + 14.300%), 09/16/2031	224,381	0.0
7,444,997		Ginnie Mae Series 2006-10 ZT, 6.000%, 03/20/2036	8,477,253	0.5
1,315,182		Ginnie Mae Series 2006-17 TW, 6.000%, 04/20/2036	1,508,680	0.1
6,498,889	(1)	Ginnie Mae Series 2006-26 TB, 0.250%, (-1.000*US0001M + 6.500%), 06/20/2036	60,052	0.0
2,043,951		Ginnie Mae Series 2006-7 ZA, 5.500%, 02/20/2036	2,332,038	0.1
1,497,828	(1)	Ginnie Mae Series 2007-17 CI, 7.500%, 04/16/2037	355,133	0.0
1,544,858	(3)	Ginnie Mae Series 2007-41 OL, 0.000%, 07/20/2037	1,383,015	0.1
87,452		Ginnie Mae Series 2007-45 PE, 5.500%, 07/16/2037	98,855	0.0
286,221		Ginnie Mae Series 2007-48 SY, 20.026%, (-3.000*US0001M + 20.250%), 08/16/2037	399,706	0.0
1,644,541	(1)	Ginnie Mae Series 2007-53 SC, 6.407%, (-1.000*US0001M + 6.500%), 09/20/2037	357,899	0.0
46,390		Ginnie Mae Series 2007-53 SW, 19.925%, (-3.000*US0001M + 20.205%), 09/20/2037	67,628	0.0
891,704		Ginnie Mae Series 2007-60 YZ, 5.500%, 10/20/2037	986,848	0.1
3,160,383		Ginnie Mae Series 2008-20 PZ, 6.000%, 03/20/2038	3,649,202	0.2
487,585	(1)	Ginnie Mae Series 2008-3 SA, 6.457%, (-1.000*US0001M + 6.550%), 01/20/2038	110,097	0.0
889,394	(1)	Ginnie Mae Series 2008-40 PS, 6.425%, (-1.000*US0001M + 6.500%), 05/16/2038	164,996	0.0
1,126,015	(1)	Ginnie Mae Series 2008-51 GS, 6.155%, (-1.000*US0001M + 6.230%), 06/16/2038	232,185	0.0
2,125,069	(1)	Ginnie Mae Series 2008-82 SA, 5.907%, (-1.000*US0001M + 6.000%), 09/20/2038	428,065	0.0
3,371,837	(1)	Ginnie Mae Series 2009-110 SA, 6.275%, (-1.000*US0001M + 6.350%), 04/16/2039	296,535	0.0
841,245		Ginnie Mae Series 2009-110 ZC, 4.500%, 11/16/2039	980,502	0.1
3,135,752		Ginnie Mae Series 2009-118 XZ, 5.000%, 12/20/2039	3,568,357	0.2
1,285,640		Ginnie Mae Series 2009-121 ZQ, 5.500%, 09/20/2039	1,469,193	0.1
1,029,000		Ginnie Mae Series 2009-31 BP, 5.000%, 05/20/2039	1,197,965	0.1
1,939,037		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	2,171,914	0.1
1,888,925		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	2,100,843	0.1
2,610,302		Ginnie Mae Series 2009-53 ZB, 6.000%, 07/16/2039	2,995,840	0.2

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
227,377	(1)	Ginnie Mae Series 2009-55 BI, 1.000%, (-25.000*US0001M + 162.500%), 06/16/2037	$ 8,691	0.0
2,106,701		Ginnie Mae Series 2009-61 EZ, 7.500%, 08/20/2039	2,680,970	0.2
6,271,749		Ginnie Mae Series 2009-61 PZ, 7.500%, 08/20/2039	8,516,019	0.5
3,561,505		Ginnie Mae Series 2009-61 ZQ, 6.000%, 08/16/2039	4,508,926	0.3
1,176,922	(1)	Ginnie Mae Series 2009-66 QS, 6.007%, (-1.000*US0001M + 6.100%), 07/20/2039	139,671	0.0
1,088,469		Ginnie Mae Series 2009-68 ZC, 5.500%, 08/16/2039	1,344,497	0.1
724,416	(1)	Ginnie Mae Series 2009-77 SA, 6.075%, (-1.000*US0001M + 6.150%), 09/16/2039	139,975	0.0
3,811,110		Ginnie Mae Series 2009-77 ZB, 5.500%, 09/16/2039	4,412,109	0.2
1,080,753		Ginnie Mae Series 2009-87 WZ, 6.000%, 10/20/2039	1,389,385	0.1
641,853		Ginnie Mae Series 2009-92 DZ, 4.500%, 10/16/2039	748,016	0.0
1,521,357		Ginnie Mae Series 2009-98 MZ, 5.000%, 10/16/2039	1,824,075	0.1
1,544,807	(1)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	154,679	0.0
10,371,000		Ginnie Mae Series 2010-113 BE, 4.500%, 09/20/2040	11,806,172	0.7
1,372,049	(1)	Ginnie Mae Series 2010-116 NS, 6.575%, (-1.000*US0001M + 6.650%), 09/16/2040	242,255	0.0
5,093,552		Ginnie Mae Series 2010-117 ZQ, 4.500%, 09/20/2040	5,868,727	0.3
96,006	(1)	Ginnie Mae Series 2010-130 KI, 5.500%, 09/16/2040	6,080	0.0
1,500,000		Ginnie Mae Series 2010-14 B, 4.500%, 02/16/2040	1,695,485	0.1
935,613		Ginnie Mae Series 2010-146 NL, 4.000%, 10/16/2039	947,261	0.1
943,675	(1)	Ginnie Mae Series 2010-158 SA, 5.957%, (-1.000*US0001M + 6.050%), 12/20/2040	181,210	0.0
1,233,642		Ginnie Mae Series 2010-162 ZE, 4.000%, 12/16/2040	1,375,134	0.1
13,840,187	(1)	Ginnie Mae Series 2010-166 GS, 5.907%, (-1.000*US0001M + 6.000%), 12/20/2040	2,103,386	0.1
1,060,930	(1)	Ginnie Mae Series 2010-166 NI, 4.500%, 04/20/2039	56,518	0.0
1,424,097		Ginnie Mae Series 2010-169 AW, 4.500%, 12/20/2040	1,577,713	0.1
1,672,979		Ginnie Mae Series 2010-169 JZ, 4.000%, 12/20/2040	1,789,449	0.1
331,156	(1)	Ginnie Mae Series 2010-19 LI, 5.000%, 07/16/2039	25,507	0.0
1,404,644		Ginnie Mae Series 2010-31 BP, 5.000%, 03/20/2040	1,554,673	0.1
1,498,768	(1)	Ginnie Mae Series 2010-4 WI, 6.000%, 01/16/2040	225,836	0.0
5,026,443		Ginnie Mae Series 2010-42 VZ, 5.500%, 10/20/2039	5,927,327	0.3
1,068,117		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	1,199,221	0.1
3,551,899		Ginnie Mae Series 2010-H01 FA, 0.910%, (US0001M + 0.820%), 01/20/2060	3,590,153	0.2
9,277,470		Ginnie Mae Series 2010-H10 FB, 1.090%, (US0001M + 1.000%), 05/20/2060	9,445,365	0.5
5,296,294		Ginnie Mae Series 2010-H10 FC, 1.090%, (US0001M + 1.000%), 05/20/2060	5,378,461	0.3
1,712,255		Ginnie Mae Series 2010-H20 AF, 0.437%, (US0001M + 0.330%), 10/20/2060	1,715,233	0.1
714,857		Ginnie Mae Series 2011-116 CI, 4.000%, 05/16/2026	39,977	0.0
273,392	(1)	Ginnie Mae Series 2011-123 QI, 5.000%, 05/20/2041	32,411	0.0
629,413		Ginnie Mae Series 2011-128 TF, 0.525%, (US0001M + 0.450%), 05/16/2041	634,942	0.0
3,169,388	(1)	Ginnie Mae Series 2011-141 PS, 6.625%, (-1.000*US0001M + 6.700%), 06/16/2041	537,446	0.0
2,306,402	(1)	Ginnie Mae Series 2011-146 EI, 5.000%, 11/16/2041	413,216	0.0
945,000		Ginnie Mae Series 2011-151 PY, 3.000%, 11/20/2041	1,014,181	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
76,077		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	$ 83,740	0.0
205,611	(2)	Ginnie Mae Series 2011-169 BG, 5.432%, 04/16/2039	227,032	0.0
7,549,584		Ginnie Mae Series 2011-25 Z, 4.000%, 02/20/2041	8,253,109	0.5
1,544,443		Ginnie Mae Series 2011-59 QC, 4.000%, 12/20/2040	1,641,640	0.1
3,797,798		Ginnie Mae Series 2011-69 HW, 4.000%, 04/20/2040	3,944,367	0.2
2,507,551	(1)	Ginnie Mae Series 2011-73 LS, 6.597%, (-1.000*US0001M + 6.690%), 08/20/2039	136,501	0.0
2,978,619		Ginnie Mae Series 2011-89 Z, 3.500%, 06/20/2041	3,254,364	0.2
1,803,814		Ginnie Mae Series 2011-H01 AF, 0.557%, (US0001M + 0.450%), 11/20/2060	1,811,988	0.1
2,540,437		Ginnie Mae Series 2011-H03 FA, 0.607%, (US0001M + 0.500%), 01/20/2061	2,554,551	0.1
790,811		Ginnie Mae Series 2011-H07 FA, 0.607%, (US0001M + 0.500%), 02/20/2061	793,883	0.0
230,856		Ginnie Mae Series 2011-H08 FD, 0.607%, (US0001M + 0.500%), 02/20/2061	232,153	0.0
665,117		Ginnie Mae Series 2011-H11 FB, 0.607%, (US0001M + 0.500%), 04/20/2061	668,588	0.0
1,818,673		Ginnie Mae Series 2011-H20 FA, 0.657%, (US0001M + 0.550%), 09/20/2061	1,830,472	0.1
402,861		Ginnie Mae Series 2011-H21 FT, 0.750%, (H15T1Y + 0.700%), 10/20/2061	401,668	0.0
242,458	(1)	Ginnie Mae Series 2012-102 TI, 4.000%, 08/20/2039	1,877	0.0
1,627,091	(1)	Ginnie Mae Series 2012-103 IC, 3.500%, 08/16/2040	105,009	0.0
376,133	(1)	Ginnie Mae Series 2012-124 MI, 4.000%, 03/20/2042	27,721	0.0
4,104,105	(1)	Ginnie Mae Series 2012-136 BI, 3.500%, 11/20/2042	631,935	0.0
4,775,342	(1)	Ginnie Mae Series 2012-146 AI, 3.000%, 10/20/2037	219,115	0.0
415,382	(1)	Ginnie Mae Series 2012-34 MS, 6.625%, (-1.000*US0001M + 6.700%), 04/16/2041	61,783	0.0
3,552,618	(1)	Ginnie Mae Series 2012-48 SA, 6.575%, (-1.000*US0001M + 6.650%), 04/16/2042	790,924	0.0
4,728,955	(1)	Ginnie Mae Series 2012-60 SG, 6.025%, (-1.000*US0001M + 6.100%), 05/16/2042	1,010,305	0.1
5,090,874		Ginnie Mae Series 2012-77 FE, 0.465%, (US0001M + 0.390%), 05/16/2041	5,127,970	0.3
1,062,236	(1)	Ginnie Mae Series 2012-93 NS, 6.007%, (-1.000*US0001M + 6.100%), 07/20/2042	198,119	0.0
1,180,680	(1)	Ginnie Mae Series 2012-98 EI, 4.000%, 04/20/2041	124,692	0.0
2,792,724		Ginnie Mae Series 2012-H06 FS, 0.807%, (US0001M + 0.700%), 03/20/2062	2,827,815	0.2
9,111,657		Ginnie Mae Series 2012-H08 FA, 0.707%, (US0001M + 0.600%), 01/20/2062	9,177,342	0.5
3,385,057		Ginnie Mae Series 2012-H08 FB, 0.707%, (US0001M + 0.600%), 03/20/2062	3,405,979	0.2
609,983		Ginnie Mae Series 2012-H11 FA, 0.807%, (US0001M + 0.700%), 02/20/2062	615,274	0.0
1,143,391		Ginnie Mae Series 2012-H11 GA, 0.687%, (US0001M + 0.580%), 05/20/2062	1,149,534	0.1
1,613,332		Ginnie Mae Series 2012-H11 VA, 0.757%, (US0001M + 0.650%), 05/20/2062	1,631,843	0.1
2,283,414		Ginnie Mae Series 2012-H12 FA, 0.657%, (US0001M + 0.550%), 04/20/2062	2,296,250	0.1
15,484,161		Ginnie Mae Series 2012-H12 FB, 1.157%, (US0001M + 1.050%), 02/20/2062	15,713,379	0.9
881,633		Ginnie Mae Series 2012-H14 FK, 0.687%, (US0001M + 0.580%), 07/20/2062	886,954	0.1
6,718,056		Ginnie Mae Series 2012-H20 BA, 0.667%, (US0001M + 0.560%), 09/20/2062	6,752,132	0.4

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,592,881		Ginnie Mae Series 2012-H20 PT, 0.908%, (US0001M + 0.005%), 07/20/2062	$ 2,589,878	0.1
3,029,272		Ginnie Mae Series 2012-H26 BA, 0.457%, (US0001M + 0.350%), 10/20/2062	3,035,427	0.2
305,227		Ginnie Mae Series 2012-H29 FA, 0.622%, (US0001M + 0.515%), 10/20/2062	306,654	0.0
1,730,334		Ginnie Mae Series 2012-H30 GA, 0.457%, (US0001M + 0.350%), 12/20/2062	1,733,466	0.1
1,858,379		Ginnie Mae Series 2012-H31 FD, 0.447%, (US0001M + 0.340%), 12/20/2062	1,862,359	0.1
1,751,780		Ginnie Mae Series 2013-119 TZ, 3.000%, 08/20/2043	1,809,198	0.1
7,000,000		Ginnie Mae Series 2013-147 BE, 4.000%, 12/20/2039	7,913,557	0.4
1,421,687		Ginnie Mae Series 2013-167 Z, 3.000%, 10/16/2043	1,496,070	0.1
1,900,000	(1)	Ginnie Mae Series 2013-186 UI, 2.500%, 11/20/2043	427,027	0.0
799,425	(1)	Ginnie Mae Series 2013-186 VI, 4.000%, 12/20/2042	93,564	0.0
4,524,513	(1)	Ginnie Mae Series 2013-20 LI, 4.500%, 12/16/2042	600,725	0.0
2,262,810	(1)	Ginnie Mae Series 2013-23 IO, 3.500%, 02/20/2043	368,950	0.0
1,563,374	(1)	Ginnie Mae Series 2013-41 PI, 3.500%, 04/20/2040	48,337	0.0
1,148,179	(1)	Ginnie Mae Series 2013-88 AI, 5.764%, (-1.000*US0001M + 5.850%), 06/20/2043	202,786	0.0
1,609,555	(1)	Ginnie Mae Series 2013-99 SK, 5.814%, (-1.000*US0001M + 5.900%), 07/20/2043	270,401	0.0
2,692,753		Ginnie Mae Series 2013-H02 FD, 0.447%, (US0001M + 0.340%), 12/20/2062	2,697,161	0.2
391,757		Ginnie Mae Series 2013-H07 HA, 0.517%, (US0001M + 0.410%), 03/20/2063	393,093	0.0
1,674,075		Ginnie Mae Series 2013-H08 BF, 0.507%, (US0001M + 0.400%), 03/20/2063	1,679,060	0.1
2,694,913		Ginnie Mae Series 2013-H10 FT, 0.500%, (H15T1Y + 0.450%), 04/20/2063	2,674,596	0.2
1,822,320		Ginnie Mae Series 2013-H13 FS, 1.107%, (US0001M + 1.000%), 06/20/2063	1,862,308	0.1
3,611,413		Ginnie Mae Series 2013-H14 FC, 0.577%, (US0001M + 0.470%), 06/20/2063	3,626,209	0.2
1,188,644		Ginnie Mae Series 2013-H14 FD, 0.577%, (US0001M + 0.470%), 06/20/2063	1,193,596	0.1
1,077,223		Ginnie Mae Series 2013-H14 FG, 0.577%, (US0001M + 0.470%), 05/20/2063	1,081,902	0.1
923,274		Ginnie Mae Series 2013-H15 FA, 0.647%, (US0001M + 0.540%), 06/20/2063	927,831	0.1
2,752,779		Ginnie Mae Series 2013-H17 FA, 0.657%, (US0001M + 0.550%), 07/20/2063	2,764,779	0.2
713,079		Ginnie Mae Series 2013-H18 BA, 0.707%, (US0001M + 0.600%), 07/20/2063	718,273	0.0
1,302,307		Ginnie Mae Series 2013-H18 EA, 0.607%, (US0001M + 0.500%), 07/20/2063	1,307,713	0.1
2,178,522		Ginnie Mae Series 2013-H18 FA, 0.607%, (US0001M + 0.500%), 06/20/2063	2,190,251	0.1
3,288,726		Ginnie Mae Series 2013-H19 DF, 0.757%, (US0001M + 0.650%), 05/20/2063	3,312,152	0.2
2,029,664		Ginnie Mae Series 2013-H20 FB, 1.107%, (US0001M + 1.000%), 08/20/2063	2,050,419	0.1
1,036,584		Ginnie Mae Series 2013-H21 FB, 0.807%, (US0001M + 0.700%), 09/20/2063	1,044,361	0.1
1,740,189		Ginnie Mae Series 2013-H22 FB, 0.807%, (US0001M + 0.700%), 08/20/2063	1,754,066	0.1
2,448,306		Ginnie Mae Series 2013-H22 FT, 0.700%, (H15T1Y + 0.650%), 04/20/2063	2,439,948	0.1
2,784,604		Ginnie Mae Series 2013-H23 FA, 1.407%, (US0001M + 1.300%), 09/20/2063	2,830,152	0.2

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
373,321		Ginnie Mae Series 2013-H24 FB, 0.837%, (US0001M + 0.730%), 09/20/2063	$ 375,921	0.0
2,793,200		Ginnie Mae Series 2014-115 EM, 4.000%, 08/20/2044	3,190,715	0.2
4,142,775		Ginnie Mae Series 2014-118 ZP, 4.000%, 08/20/2044	4,499,436	0.3
1,750,359	(1)	Ginnie Mae Series 2014-129 WS, 5.814%, (-1.000*US0001M + 5.900%), 09/20/2044	299,674	0.0
1,630,086	(1)	Ginnie Mae Series 2014-161 WS, 5.814%, (-1.000*US0001M + 5.900%), 11/20/2044	271,775	0.0
1,513,620	(1)	Ginnie Mae Series 2014-183 IM, 5.000%, 06/20/2035	257,861	0.0
1,989,961	(1)	Ginnie Mae Series 2014-30 ES, 4.907%, (-1.000*US0001M + 5.000%), 03/20/2040	308,774	0.0
2,928,540	(1)	Ginnie Mae Series 2014-99 IO, 4.500%, 06/20/2044	548,781	0.0
10,077,805		Ginnie Mae Series 2014-H03 FS, 0.757%, (US0001M + 0.650%), 02/20/2064	10,199,556	0.6
2,129,961		Ginnie Mae Series 2014-H04 FB, 0.757%, (US0001M + 0.650%), 02/20/2064	2,147,056	0.1
7,186,435		Ginnie Mae Series 2014-H05 FB, 0.707%, (US0001M + 0.600%), 12/20/2063	7,232,888	0.4
1,696,191		Ginnie Mae Series 2014-H06 FA, 0.677%, (US0001M + 0.570%), 03/20/2064	1,706,906	0.1
690,910		Ginnie Mae Series 2014-H06 HB, 0.757%, (US0001M + 0.650%), 03/20/2064	696,685	0.0
3,184,487		Ginnie Mae Series 2014-H11 VA, 0.607%, (US0001M + 0.500%), 06/20/2064	3,211,777	0.2
3,799,981		Ginnie Mae Series 2014-H15 FA, 0.607%, (US0001M + 0.500%), 07/20/2064	3,831,749	0.2
1,752,372		Ginnie Mae Series 2014-H21 FA, 0.757%, (US0001M + 0.650%), 10/20/2064	1,774,990	0.1
9,185,957	(2)	Ginnie Mae Series 2015-10 Q, 2.355%, 10/20/2044	9,413,961	0.5
2,364,266	(1)	Ginnie Mae Series 2015-141 IX, 2.081%, (-0.714*US0001M + 2.142%), 06/20/2045	172,834	0.0
12,125,000		Ginnie Mae Series 2015-143 B, 3.500%, 04/20/2045	13,356,609	0.7
2,871,487	(1)	Ginnie Mae Series 2015-149 IL, 4.500%, 10/20/2045	577,698	0.0
2,114,946	(1)	Ginnie Mae Series 2015-157 PI, 4.000%, 03/20/2044	191,707	0.0
3,958,791		Ginnie Mae Series 2015-165 ZA, 3.500%, 07/20/2045	4,219,894	0.2
7,421,609		Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	7,771,024	0.4
2,506,422		Ginnie Mae Series 2015-H03 FA, 0.607%, (US0001M + 0.500%), 12/20/2064	2,518,977	0.1
110,522		Ginnie Mae Series 2015-H04 FL, 0.577%, (US0001M + 0.470%), 02/20/2065	111,218	0.0
3,226,656		Ginnie Mae Series 2015-H05 FC, 0.587%, (US0001M + 0.480%), 02/20/2065	3,222,439	0.2
1,698,362		Ginnie Mae Series 2015-H06 FA, 0.587%, (US0001M + 0.480%), 02/20/2065	1,708,906	0.1
3,211,176		Ginnie Mae Series 2015-H08 FB, 0.737%, (US0001M + 0.630%), 03/20/2065	3,247,563	0.2
2,374,371		Ginnie Mae Series 2015-H08 FC, 0.587%, (US0001M + 0.480%), 03/20/2065	2,391,088	0.1
3,667,304		Ginnie Mae Series 2015-H09 FA, 0.727%, (US0001M + 0.620%), 04/20/2065	3,709,540	0.2
6,685,285		Ginnie Mae Series 2015-H10 FA, 0.707%, (US0001M + 0.600%), 04/20/2065	6,756,058	0.4
2,041,338		Ginnie Mae Series 2015-H10 FH, 0.707%, (US0001M + 0.600%), 04/20/2065	2,063,174	0.1
261,453		Ginnie Mae Series 2015-H12 FA, 0.587%, (US0001M + 0.480%), 05/20/2065	263,276	0.0
1,982,009		Ginnie Mae Series 2015-H12 FL, 0.337%, (US0001M + 0.230%), 05/20/2065	1,981,106	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
667,302		Ginnie Mae Series 2015-H14 FB, 0.537%, (US0001M + 0.430%), 05/20/2065	$ 669,706	0.0
942,963		Ginnie Mae Series 2015-H18 FB, 0.707%, (US0001M + 0.600%), 07/20/2065	952,964	0.1
1,094,441		Ginnie Mae Series 2015-H20 FB, 0.707%, (US0001M + 0.600%), 08/20/2065	1,106,598	0.1
1,967,415		Ginnie Mae Series 2015-H22 FC, 0.707%, (US0001M + 0.600%), 09/20/2065	1,990,003	0.1
1,556,831		Ginnie Mae Series 2015-H26 FA, 0.627%, (US0001M + 0.520%), 10/20/2065	1,571,182	0.1
3,723,500		Ginnie Mae Series 2015-H26 FC, 0.707%, (US0001M + 0.600%), 08/20/2065	3,742,750	0.2
300,086		Ginnie Mae Series 2015-H26 FG, 0.627%, (US0001M + 0.520%), 10/20/2065	301,290	0.0
2,063,836		Ginnie Mae Series 2015-H27 FA, 0.857%, (US0001M + 0.750%), 09/20/2065	2,096,722	0.1
2,761,354		Ginnie Mae Series 2015-H29 FL, 0.707%, (US0001M + 0.600%), 11/20/2065	2,779,515	0.2
33,693,350		Ginnie Mae Series 2015-H30 FC, 0.767%, (US0001M + 0.660%), 11/20/2065	34,149,605	1.9
131,480		Ginnie Mae Series 2015-H30 FD, 0.707%, (US0001M + 0.600%), 10/20/2065	132,509	0.0
1,348,323		Ginnie Mae Series 2015-H30 FE, 0.707%, (US0001M + 0.600%), 11/20/2065	1,364,448	0.1
2,892,976		Ginnie Mae Series 2015-H31 FT, 0.757%, (US0001M + 0.650%), 11/20/2065	2,903,450	0.2
8,575,376	(1)	Ginnie Mae Series 2016-145 IU, 3.500%, 10/20/2046	1,125,277	0.1
7,425,799	(1)	Ginnie Mae Series 2016-20 BS, 6.007%, (-1.000*US0001M + 6.100%), 02/20/2046	1,447,714	0.1
4,328,693	(2)	Ginnie Mae Series 2016-5 AB, 4.693%, 01/20/2046	4,921,172	0.3
7,895,422		Ginnie Mae Series 2016-69 B, 3.000%, 05/20/2046	8,288,142	0.5
739,836		Ginnie Mae Series 2016-H01 FL, 0.757%, (US0001M + 0.650%), 12/20/2065	744,879	0.0
584,709		Ginnie Mae Series 2016-H02 FH, 1.107%, (US0001M + 1.000%), 01/20/2066	599,163	0.0
234,879		Ginnie Mae Series 2016-H03 FB, 0.757%, (US0001M + 0.650%), 01/20/2066	236,826	0.0
2,988,254		Ginnie Mae Series 2016-H04 FK, 1.157%, (US0001M + 1.050%), 02/20/2066	3,030,105	0.2
405,361		Ginnie Mae Series 2016-H07 FK, 1.107%, (US0001M + 1.000%), 03/20/2066	415,296	0.0
6,551,487		Ginnie Mae Series 2016-H08 FT, 0.827%, (US0001M + 0.720%), 02/20/2066	6,603,730	0.4
1,294,234		Ginnie Mae Series 2016-H09 FB, 1.007%, (US0001M + 0.900%), 04/20/2066	1,322,102	0.1
53,760		Ginnie Mae Series 2016-H10 FJ, 0.707%, (US0001M + 0.600%), 04/20/2066	53,776	0.0
2,660,953		Ginnie Mae Series 2016-H11 F, 0.907%, (US0001M + 0.800%), 05/20/2066	2,708,771	0.2
1,149,830		Ginnie Mae Series 2016-H11 FE, 0.957%, (US0001M + 0.850%), 04/20/2066	1,172,937	0.1
3,364,520		Ginnie Mae Series 2016-H13 FD, 0.500%, (H15T1Y + 0.450%), 05/20/2066	3,341,115	0.2
894,247		Ginnie Mae Series 2016-H13 FT, 0.687%, (US0001M + 0.580%), 05/20/2066	898,010	0.1
413,215		Ginnie Mae Series 2016-H20 FG, 0.807%, (US0001M + 0.700%), 08/20/2066	416,485	0.0
1,803,332		Ginnie Mae Series 2016-H21 FH, 0.957%, (US0001M + 0.850%), 09/20/2066	1,839,712	0.1
3,595,357		Ginnie Mae Series 2017-107 QZ, 3.000%, 08/20/2045	3,789,819	0.2
3,219,798	(1)	Ginnie Mae Series 2017-123 IO, 5.000%, 08/16/2047	676,132	0.0
2,890,000		Ginnie Mae Series 2017-162 PL, 3.000%, 10/20/2047	3,059,834	0.2

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,339,117		Ginnie Mae Series 2017-56 HM, 3.000%, 12/20/2046	$ 2,477,823	0.1
4,787,453		Ginnie Mae Series 2017-56 JZ, 3.000%, 04/20/2047	5,188,072	0.3
32,346,145		Ginnie Mae Series 2017-H05 FC, 0.857%, (US0001M + 0.750%), 02/20/2067	32,768,537	1.8
1,438,657		Ginnie Mae Series 2017-H07 FG, 0.567%, (US0001M + 0.460%), 02/20/2067	1,445,267	0.1
193,626		Ginnie Mae Series 2017-H14 FD, 0.577%, (US0001M + 0.470%), 06/20/2067	194,798	0.0
1,616,395		Ginnie Mae Series 2017-H14 FV, 0.607%, (US0001M + 0.500%), 06/20/2067	1,629,319	0.1
2,518,549		Ginnie Mae Series 2017-H17 FG, 0.607%, (US0001M + 0.500%), 08/20/2067	2,533,182	0.1
1,968,532		Ginnie Mae Series 2017-H19 FA, 0.557%, (US0001M + 0.450%), 08/20/2067	1,974,864	0.1
29,931,957		Ginnie Mae Series 2017-H23 FC, 0.557%, (US0001M + 0.450%), 11/20/2067	30,067,109	1.7
2,150,730		Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	2,299,728	0.1
316,666		Ginnie Mae Series 2018-163 DZ, 4.500%, 11/20/2048	365,141	0.0
3,170,902		Ginnie Mae Series 2018-H04 FM, 0.407%, (US0001M + 0.300%), 03/20/2068	3,174,884	0.2
772,955		Ginnie Mae Series 2018-H07 FE, 0.457%, (US0001M + 0.350%), 02/20/2068	774,374	0.0
7,172,063		Ginnie Mae Series 2018-H14 FG, 0.457%, (US0001M + 0.350%), 09/20/2068	7,162,535	0.4
8,260,445		Ginnie Mae Series 2018-H18 FC, 0.457%, (US0001M + 0.350%), 08/20/2065	8,276,500	0.5
3,952,573		Ginnie Mae Series 2019-1 Z, 4.000%, 01/20/2049	4,170,396	0.2
5,920,673		Ginnie Mae Series 2019-100 FD, 0.493%, (US0001M + 0.400%), 08/20/2049	5,954,068	0.3
1,430,178		Ginnie Mae Series 2019-29 AI, 5.000%, 07/20/2048	228,214	0.0
12,000,000	(1)	Ginnie Mae Series 2019-56 YI, 5.000%, 05/20/2049	3,734,584	0.2
1,340,879		Ginnie Mae Series 2019-H01 FJ, 0.407%, (US0001M + 0.300%), 09/20/2068	1,341,762	0.1
1,763,224		Ginnie Mae Series 2019-H01 FL, 0.557%, (US0001M + 0.450%), 12/20/2068	1,766,327	0.1
4,492,502		Ginnie Mae Series 2019-H05 FL, 0.587%, (US0001M + 0.480%), 03/20/2069	4,490,210	0.3
293,950		Ginnie Mae Series 2019-H10 FM, 0.507%, (US0001M + 0.400%), 05/20/2069	293,940	0.0
3,419,713		Ginnie Mae Series 2019-H19 FB, 0.557%, (US0001M + 0.450%), 11/20/2069	3,435,003	0.2
32,800,156	(1)	Ginnie Mae Series 2020-47 LI, 3.500%, 04/20/2050	4,477,471	0.2
1,809,753		Ginnie Mae Series 2020-H01 FT, 0.610%, (H15T1Y + 0.500%), 01/20/2070	1,799,636	0.1
8,796,183		Ginnie Mae Series 2020-H10 FD, 0.493%, (US0001M + 0.400%), 05/20/2070	8,820,416	0.5
989,898		Seasoned Credit Risk Transfer Trust Series 2017-2 MA, 3.000%, 08/25/2056	1,035,157	0.1
5,532,536		Seasoned Credit Risk Transfer Trust Series 2019-1 M55D, 4.000%, 07/25/2058	6,079,960	0.3
5,470,000		Seasoned Loans Structured Transaction Series 2019-1 A2, 3.500%, 05/25/2029	6,043,344	0.3
1,050,000		Seasoned Loans Structured Transaction Trust Series 2019-3 A2C, 2.750%, 11/25/2029	1,115,260	0.1
1,771,004		Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/2041	1,892,966	0.1

	Total Collateralized Mortgage Obligations
	(Cost $876,767,055)		893,313,510	49.4

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 60.9%
		Federal Home Loan Mortgage Corporation: 1.1%(4)
1,277,691		3.500%,07/01/2047	$ 1,353,031	0.1
2,747,840		3.500%,12/01/2047	2,950,817	0.2
4,497,882		3.500%,03/01/2048	4,874,702	0.3
5,056,895		3.500%,11/01/2048	5,480,561	0.3
1,875,018		4.000%,07/01/2047	2,011,738	0.1
739,270		4.500%,08/01/2047	803,913	0.1
139,346		5.290%,10/01/2037	154,409	0.0
25,651		5.410%,07/01/2037	28,539	0.0
14,405		5.410%,08/01/2037	16,014	0.0
37,325		5.440%,01/01/2037	41,567	0.0
19,645		5.440%,02/01/2037	21,870	0.0
48,868		5.440%,04/01/2037	54,454	0.0
30,247		5.440%,09/01/2037	33,684	0.0
28,837		5.440%,02/01/2038	32,116	0.0
133,439		5.450%,12/01/2037	147,198	0.0
102,797		5.450%,12/01/2037	113,848	0.0
39,663		5.460%,05/01/2037	44,200	0.0
34,270		5.460%,08/01/2037	38,193	0.0
37,714		5.460%,01/01/2038	41,792	0.0
36,513		5.480%,08/01/2037	40,715	0.0
76,712		5.500%,08/01/2037	86,470	0.0
90,580		5.500%,11/01/2037	101,435	0.0
27,719		5.500%,04/01/2038	30,938	0.0
17,433		5.520%,10/01/2037	19,458	0.0
38,615		5.620%,12/01/2036	43,159	0.0
92,684		5.620%,03/01/2037	104,324	0.0
65,575		5.620%,08/01/2037	73,367	0.0
140,568		5.625%,12/01/2036	157,163	0.0
184,312		5.625%,01/01/2037	206,185	0.0
167,928		5.625%,03/01/2037	187,798	0.0
91,100		5.625%,06/01/2037	101,813	0.0
80,843		5.625%,07/01/2037	90,347	0.0
44,713		5.625%,02/01/2038	49,969	0.0
570,530		5.750%,09/01/2037	660,628	0.0
77,973		5.750%,10/01/2037	87,284	0.0
144,763		5.750%,11/01/2037	162,136	0.0
52,324		5.750%,12/01/2037	58,570	0.0
95,315		6.090%,12/01/2037	107,007	0.0
5,960		7.500%,01/01/2030	7,043	0.0
7,921		8.000%,01/01/2030	7,957	0.0
			20,626,412	1.1

		Federal National Mortgage Association: 0.7%(4)
6,485,105		4.000%,07/01/2056	7,215,614	0.4
1,248,946		4.500%,09/01/2047	1,425,647	0.1
328,794		5.290%,09/01/2037	355,300	0.1
257,126		5.290%,09/01/2037	273,889	0.0
286,084		5.290%,11/01/2037	313,614	0.0
81,065		5.290%,12/01/2037	84,357	0.0
260,425		5.290%,04/01/2038	280,898	0.0
50,208		5.350%,04/01/2029	55,916	0.0
36,716		5.350%,09/01/2029	41,088	0.0
67,933		5.390%,05/01/2038	78,858	0.0
164,814		5.440%,08/01/2047	177,760	0.0
117,058		5.440%,08/01/2047	128,380	0.0
175,033		5.440%,08/01/2047	188,839	0.0
176,090		5.440%,09/01/2047	189,974	0.0
471,634		5.440%,10/01/2047	518,655	0.1
93,753		5.440%,05/01/2048	102,819	0.0
65,093		5.620%,12/01/2036	70,410	0.0
34,226		5.875%,06/01/2035	34,670	0.0
103,155		5.890%,08/01/2047	111,761	0.0
111,369		5.890%,10/01/2047	121,252	0.0
16,643		5.900%,09/01/2028	17,821	0.0
12,247		6.600%,07/01/2027	12,435	0.0
29,702		6.600%,09/01/2027	30,028	0.0
27,193		6.600%,11/01/2027	27,396	0.0
23,365		6.600%,06/01/2028	23,540	0.0
			11,880,921	0.7

		Government National Mortgage Association: 52.2%
182,569,000	(5)	2.000%,08/01/2051	185,614,196	10.3
339,620,000	(5)	2.500%,07/15/2051	351,480,172	19.5
1,021,815		3.000%,04/20/2045	1,084,764	0.1
414,516		3.000%,11/20/2045	437,830	0.0
113,326		3.000%,12/20/2045	118,387	0.0
227,471		3.000%,12/20/2045	237,716	0.0
184,207		3.000%,12/20/2045	192,608	0.0
70,371		3.000%,01/20/2046	73,527	0.0
3,061,864		3.000%,02/20/2050	3,198,381	0.2
16,519,965		3.000%,06/20/2050	17,252,198	1.0
6,003,684		3.000%,07/20/2050	6,276,933	0.4
6,550,950		3.000%,11/20/2050	6,841,398	0.4
105,240,000	(5)	3.000%,07/15/2051	109,813,419	6.1
4,609,920		3.180%,04/15/2041	4,657,839	0.3
1,355,723		3.500%,04/20/2043	1,456,898	0.1
1,575,506		3.500%,06/20/2045	1,693,248	0.1
4,626,821		3.500%,04/20/2046	4,913,700	0.3
6,662,627		3.500%,03/20/2047	7,298,375	0.4
946,215		3.500%,07/20/2047	1,003,078	0.1
1,619,036		3.500%,07/20/2047	1,748,098	0.1
34,582,629		3.500%,12/20/2047	36,871,871	2.1
11,835,585		3.500%,01/20/2048	12,623,039	0.7
8,572,109		3.500%,02/20/2048	9,134,012	0.5
4,784,443		3.500%,02/20/2048	5,146,722	0.3
16,796,654		3.500%,03/20/2048	17,985,719	1.0
11,000,000	(5)	3.500%,07/01/2048	11,548,066	0.7
3,143,782		3.750%,05/20/2042	3,363,444	0.2
3,581,834		3.750%,05/20/2042	3,837,172	0.2
87,652		4.000%,05/20/2033	94,353	0.0
14,632		4.000%,08/15/2033	15,672	0.0
34,274		4.000%,01/15/2034	36,770	0.0
664,543		4.000%,05/20/2034	706,971	0.1
493,455		4.000%,07/20/2034	523,396	0.0
1,250,545		4.000%,07/20/2034	1,331,350	0.1
85,334		4.000%,08/20/2035	90,315	0.0
1,036,994		4.000%,09/20/2040	1,102,102	0.1
1,798,579		4.000%,07/20/2041	1,945,963	0.1
6,750,415		4.000%,08/20/2042	7,402,121	0.4
286,939		4.000%,09/15/2042	310,361	0.0
1,278,012		4.000%,10/20/2043	1,388,922	0.1
1,972,394		4.000%,12/20/2044	2,123,431	0.1
1,861,617		4.000%,01/20/2045	2,018,413	0.1
511,327		4.000%,06/20/2045	553,369	0.0
2,169,726		4.000%,07/20/2045	2,355,918	0.1
2,458,474		4.000%,09/20/2045	2,660,605	0.2
242,382		4.000%,12/20/2045	256,715	0.0
3,970,528		4.000%,01/20/2046	4,272,665	0.3
458,327		4.000%,01/20/2046	490,914	0.0
112,282		4.000%,02/20/2046	121,695	0.0
2,779,609		4.000%,03/20/2046	3,005,583	0.2
1,375,800		4.000%,04/20/2046	1,490,087	0.1
605,703		4.000%,08/20/2046	655,431	0.1
3,522,771		4.000%,09/20/2047	3,735,297	0.2
29,687,176		4.000%,02/20/2050	31,385,941	1.8
5,470		4.500%,07/20/2036	5,842	0.0
665,173		4.500%,10/15/2039	756,479	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: (continued)
350,056	4.500%,11/15/2039	$ 398,105	0.0
464,810	4.500%,11/15/2039	524,776	0.0
134,749	4.500%,12/15/2039	153,246	0.0
340,880	4.500%,01/15/2040	382,964	0.0
45,399	4.500%,01/20/2040	48,802	0.0
1,529,721	4.500%,02/15/2040	1,727,571	0.1
359,102	4.500%,06/15/2040	399,851	0.0
24,293	4.500%,07/20/2040	26,093	0.0
171,699	4.500%,08/20/2040	184,291	0.0
860,193	4.500%,09/20/2041	951,868	0.1
474,208	4.500%,10/20/2048	505,818	0.0
220,689	4.500%,11/20/2048	236,035	0.0
6,621,574	4.500%,12/20/2048	7,077,087	0.4
169,343	4.500%,01/20/2049	181,360	0.0
591,424	4.500%,03/20/2049	631,167	0.0
98,799	4.500%,05/20/2049	105,429	0.0
10,760,142	4.500%,11/20/2049	11,490,329	0.7
13,733,796	4.500%,12/20/2049	14,646,550	0.8
33,874	4.580%,12/20/2033	36,480	0.0
29,749	4.580%,01/20/2034	32,076	0.0
45,532	4.580%,03/20/2034	48,686	0.0
46,203	4.580%,04/20/2034	49,819	0.0
35,632	4.580%,04/20/2034	38,423	0.0
44,841	4.580%,06/20/2034	48,353	0.0
612,441	4.750%,06/15/2029	672,497	0.1
156,113	4.750%,01/15/2030	170,535	0.0
13,701	4.750%,06/20/2033	14,677	0.0
55,242	4.750%,06/20/2033	59,326	0.0
37,025	4.750%,07/20/2033	39,523	0.0
65,541	4.750%,07/20/2033	70,376	0.0
89,215	4.750%,07/20/2033	95,814	0.0
65,144	4.750%,08/20/2033	69,943	0.0
27,538	4.750%,08/20/2033	29,567	0.0
23,210	4.750%,09/20/2033	24,919	0.0
58,111	4.750%,10/20/2033	62,775	0.0
25,612	4.750%,11/20/2033	27,493	0.0
22,762	4.750%,12/20/2033	24,434	0.0
300,491	4.750%,09/15/2034	336,350	0.0
39,142	4.920%,03/20/2033	42,135	0.0
25,046	4.920%,04/20/2033	26,947	0.0
47,832	4.920%,04/20/2033	51,479	0.0
30,995	4.920%,05/20/2033	33,365	0.0
31,320	4.920%,05/20/2033	33,711	0.0
32,227	4.920%,05/20/2033	34,672	0.0
28,543	4.920%,05/20/2033	30,710	0.0
11,493	5.000%,03/20/2024	12,312	0.0
706,159	5.000%,04/20/2030	774,584	0.1
177,703	5.000%,07/15/2033	200,664	0.0
57,044	5.000%,03/15/2034	65,240	0.0
33,533	5.000%,04/15/2034	37,872	0.0
66,275	5.000%,01/15/2035	74,847	0.0
10,923	5.000%,03/15/2035	12,505	0.0
153,004	5.000%,03/15/2035	172,780	0.0
256,430	5.000%,04/15/2035	296,247	0.0
54,910	5.000%,04/15/2035	63,090	0.0
18,505	5.000%,05/15/2035	21,041	0.0
57,527	5.000%,05/20/2035	64,831	0.0
303,324	5.000%,11/20/2035	341,850	0.0
142,443	5.000%,04/20/2036	160,538	0.0
42,675	5.000%,06/20/2038	45,241	0.0
15,587	5.000%,08/20/2038	16,877	0.0
173,288	5.000%,10/20/2038	186,437	0.0
30,757	5.000%,11/20/2038	32,446	0.0
115,734	5.000%,01/20/2039	124,404	0.0
159,887	5.000%,02/15/2039	180,539	0.0
218,258	5.000%,03/15/2039	246,509	0.0
765,280	5.000%,11/15/2039	889,376	0.1
61,965	5.000%,11/15/2039	69,968	0.0
693,844	5.000%,11/15/2039	806,286	0.1
91,651	5.000%,04/15/2040	105,177	0.0
692,152	5.000%,09/15/2040	800,154	0.1
649,177	5.000%,07/20/2041	735,736	0.1
11,112	5.250%,01/15/2024	11,506	0.0
43,386	5.250%,06/15/2028	48,174	0.0
66,786	5.250%,06/15/2029	74,472	0.0
904,864	5.250%,01/20/2036	1,011,546	0.1
115,612	5.290%,07/20/2037	126,650	0.0
132,612	5.290%,08/20/2037	146,000	0.0
165,963	5.290%,08/20/2037	181,829	0.0
100,172	5.290%,09/20/2037	109,701	0.0
371,100	5.290%,09/20/2037	409,028	0.0
116,187	5.290%,01/20/2038	127,260	0.0
6,444	5.350%,01/15/2029	7,266	0.0
12,086	5.350%,01/20/2029	13,241	0.0
31,438	5.350%,04/20/2029	34,490	0.0
30,825	5.350%,06/20/2029	33,856	0.0
38,595	5.350%,10/20/2029	42,395	0.0
81,407	5.350%,07/20/2033	90,094	0.0
14,218	5.350%,08/20/2033	15,614	0.0
148,448	5.390%,08/20/2038	156,605	0.0
74,077	5.390%,09/15/2038	83,526	0.0
26,426	5.490%,08/20/2033	29,223	0.0
47,193	5.490%,09/20/2033	52,175	0.0
56,104	5.490%,09/20/2033	62,040	0.0
232,055	5.490%,09/20/2033	257,265	0.0
45,738	5.490%,09/20/2033	50,436	0.0
301,226	5.490%,10/20/2033	335,514	0.0
212,325	5.490%,10/20/2033	235,412	0.0
298,836	5.490%,11/20/2033	333,174	0.0
267,085	5.490%,11/20/2033	296,007	0.0
148,424	5.490%,12/20/2033	164,387	0.0
174,847	5.490%,12/20/2033	193,720	0.0
232,967	5.490%,12/20/2033	257,399	0.0
47,187	5.490%,01/20/2034	52,155	0.0
134,222	5.490%,03/20/2034	148,083	0.0
40,118	5.490%,03/20/2034	44,297	0.0
40,426	5.490%,06/20/2034	44,705	0.0
28,894	5.500%,08/15/2024	29,177	0.0
16,906	5.500%,08/20/2024	18,672	0.0
566	5.500%,04/20/2029	627	0.0
232,173	5.500%,09/15/2029	262,171	0.0
143,934	5.500%,10/15/2029	163,226	0.0
32,338	5.500%,12/20/2032	37,648	0.0
107,981	5.500%,08/20/2033	126,116	0.0
62,373	5.500%,11/20/2033	63,877	0.0
29,920	5.500%,12/20/2033	34,584	0.0
64,525	5.500%,03/20/2034	66,099	0.0
117,001	5.500%,04/20/2034	123,137	0.0
176,147	5.500%,04/20/2034	206,313	0.0
84,099	5.500%,06/20/2034	86,888	0.0
168,985	5.500%,06/20/2034	187,263	0.0
75,539	5.500%,07/20/2034	83,565	0.0
105,556	5.500%,01/20/2035	111,114	0.0
166,662	5.500%,05/15/2035	186,472	0.0
53,263	5.500%,05/20/2035	58,952	0.0
26,221	5.500%,06/20/2035	29,012	0.0
201,223	5.500%,07/15/2035	225,945	0.0
182,692	5.500%,08/15/2035	204,462	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
119,928		5.500%,09/20/2035	$ 132,659	0.0
151,604		5.500%,04/15/2036	169,546	0.0
39,608		5.500%,06/20/2036	46,492	0.0
7,667		5.500%,06/20/2038	8,555	0.0
20,149		5.500%,08/20/2038	22,502	0.0
7,784		5.500%,09/20/2038	8,668	0.0
1,538		5.500%,10/20/2038	1,685	0.0
31,889		5.500%,11/20/2038	35,593	0.0
2,211		5.500%,12/20/2038	2,463	0.0
87,412		5.500%,01/15/2039	97,709	0.0
5,909		5.500%,01/20/2039	6,461	0.0
28,161		5.500%,06/15/2039	31,413	0.0
16,714		5.500%,06/20/2039	18,334	0.0
29,410		5.500%,10/20/2039	34,376	0.0
197,740		5.500%,09/15/2040	221,529	0.0
111,938		5.580%,12/20/2033	123,802	0.0
39,946		5.580%,12/20/2033	44,531	0.0
186,127		5.580%,01/20/2034	206,323	0.0
85,818		5.580%,02/20/2034	94,925	0.0
60,849		5.580%,03/20/2034	67,261	0.0
131,557		5.580%,04/20/2034	145,728	0.0
104,523		5.580%,04/20/2034	117,036	0.0
48,252		5.580%,04/20/2034	53,839	0.0
33,357		5.580%,06/20/2034	37,237	0.0
36,484		5.580%,06/20/2034	40,778	0.0
56,475		5.580%,09/20/2034	63,046	0.0
899,117		5.588%,08/20/2061	901,786	0.0
263,249		5.590%,06/20/2033	294,632	0.0
32,632		5.590%,07/20/2033	36,502	0.0
15,198		5.590%,07/20/2033	16,820	0.0
97,281		5.590%,07/20/2033	107,672	0.0
209,420		5.590%,07/20/2033	232,775	0.0
135,130		5.590%,08/20/2033	149,739	0.0
26,226		5.590%,09/20/2033	29,283	0.0
208,320		5.590%,09/20/2033	231,453	0.0
39,732		5.590%,09/20/2033	44,446	0.0
43,090		5.590%,09/20/2033	48,182	0.0
65,804		5.590%,10/20/2033	73,605	0.0
27,281		5.590%,11/20/2033	30,435	0.0
35,557		5.590%,11/20/2033	39,710	0.0
50,865		5.590%,11/20/2033	56,902	0.0
50,410		5.590%,11/20/2033	56,384	0.0
79,202		5.590%,12/20/2033	88,415	0.0
126,481		5.740%,08/20/2037	140,056	0.0
250,805		5.740%,09/20/2037	278,443	0.0
82,199		5.740%,09/20/2037	91,004	0.0
336,702		5.740%,09/20/2037	374,017	0.0
275,664		5.740%,10/20/2037	306,316	0.0
91,791		5.740%,04/20/2038	101,661	0.0
42,817		5.750%,11/15/2024	44,351	0.0
571,425		5.750%,07/15/2029	627,173	0.0
377,807		5.750%,08/15/2029	417,664	0.0
486,287		5.750%,11/15/2029	533,720	0.0
68,986		5.750%,11/15/2029	76,309	0.0
149,325		5.770%,03/20/2033	165,550	0.0
41,685		5.770%,03/20/2033	46,173	0.0
37,292		5.770%,04/20/2033	41,300	0.0
106,762		5.770%,04/20/2033	118,358	0.0
41,867		5.770%,04/20/2033	46,376	0.0
35,936		5.770%,05/20/2033	39,799	0.0
30,990		5.770%,05/20/2033	34,318	0.0
83,976		5.770%,05/20/2033	93,002	0.0
170,235		5.770%,05/20/2033	188,810	0.0
40,019		5.770%,06/20/2033	44,292	0.0
81,323		5.770%,07/20/2033	90,037	0.0
64,190		5.770%,07/20/2033	71,086	0.0
3,239		5.770%,11/20/2033	3,511	0.0
31,712		5.900%,05/20/2028	35,126	0.0
29,997		5.900%,09/20/2028	33,205	0.0
1,226,825		5.970%,11/15/2031	1,226,330	0.1
7,696		6.000%,01/20/2024	7,771	0.0
41,678		6.000%,10/15/2025	46,775	0.0
132,430		6.000%,04/15/2026	145,730	0.0
35,214		6.000%,10/20/2027	39,012	0.0
100,294		6.000%,05/15/2029	108,957	0.0
112,238		6.000%,07/15/2029	116,479	0.0
55,595		6.000%,10/20/2034	65,114	0.0
125,253		6.000%,03/15/2037	149,159	0.0
13,977		6.000%,05/20/2038	15,348	0.0
66,196		6.000%,08/20/2038	74,723	0.0
12,284		6.000%,09/20/2038	13,490	0.0
33,536		6.000%,10/20/2038	38,418	0.0
71,998		6.000%,11/15/2038	80,791	0.0
37,342		6.000%,12/15/2038	41,809	0.0
76,323		6.000%,12/15/2038	85,622	0.0
240,876		6.000%,08/15/2039	271,971	0.0
267,014		6.000%,08/15/2039	303,707	0.0
16,728		6.490%,01/15/2028	18,724	0.0
21,440		6.500%,07/20/2029	24,477	0.0
45,543		6.500%,07/20/2032	47,042	0.0
83,847		6.500%,02/15/2034	90,981	0.0
187		6.500%,09/20/2034	192	0.0
6,753		7.500%,08/20/2027	7,671	0.0
			944,071,216	52.2

		Uniform Mortgage-Backed Securities: 6.9%
34,685,000	(5)	2.000%,08/15/2051	34,955,977	2.0
55,500,000	(5)	3.000%,07/15/2051	57,855,498	3.2
14,000,000	(5)	3.500%,07/15/2051	14,737,461	0.8
8,522,080		4.000%,05/01/2042	9,376,912	0.5
619,754		4.000%,05/01/2045	675,993	0.1
502,372		4.000%,08/01/2046	544,923	0.1
422,029		4.250%,08/01/2035	459,423	0.0
195,187		4.750%,11/01/2034	212,238	0.0
425,167		4.750%,11/01/2034	472,936	0.0
273,971		4.750%,02/01/2035	300,040	0.0
496,686		4.750%,04/01/2035	553,398	0.1
416,525		4.750%,05/01/2035	464,186	0.0
630,217		4.750%,07/01/2035	706,813	0.1
127,741		4.750%,07/01/2035	138,863	0.0
93,069		5.000%,02/01/2033	102,075	0.0
93,832		5.000%,07/01/2033	102,931	0.0
82,789		5.000%,03/01/2036	90,808	0.0
208,491		5.000%,05/01/2036	229,502	0.0
91,659		5.030%,05/01/2037	100,656	0.0
99,208		5.030%,09/01/2037	108,966	0.0
47,257		5.155%,11/01/2036	52,111	0.0
156,670		5.155%,01/01/2037	172,811	0.0
39,690		5.250%,04/01/2032	43,892	0.0
130,228		5.250%,04/01/2032	144,284	0.0
26,665		5.280%,11/01/2036	29,528	0.0
114,564		5.280%,11/01/2036	126,833	0.0
45,031		5.280%,01/01/2037	49,860	0.0
94,079		5.290%,08/01/2037	104,163	0.0
72,727		5.290%,09/01/2037	80,524	0.0
317,912		5.290%,09/01/2037	354,466	0.0
51,413		5.300%,09/01/2036	56,969	0.0
28,660		5.300%,10/01/2036	31,742	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Securities: (continued)
19,622		5.300%,10/01/2036	$ 21,729	0.0
117,814		5.300%,12/01/2036	130,501	0.0
82,138		5.300%,12/01/2036	90,946	0.0
66,053		5.300%,02/01/2037	73,194	0.0
51,589		5.300%,05/01/2037	57,164	0.0
316,116		5.300%,08/01/2037	355,323	0.0
124,099		5.390%,12/01/2037	137,834	0.0
170,167		5.405%,11/01/2036	189,204	0.0
223,668		5.405%,02/01/2037	249,050	0.0
86,167		5.740%,07/01/2037	96,266	0.0
12,808		7.500%,05/01/2028	12,858	0.0
			124,850,851	6.9

	Total U.S. Government Agency Obligations
	(Cost $1,092,562,452)		1,101,429,400	60.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.7%
9,283,582	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K106 X1, 1.477%, 01/25/2030	941,805	0.1
28,116,787	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.810%, 03/25/2030	3,617,101	0.2
19,472,487	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K110 X1, 1.815%, 04/25/2030	2,479,307	0.1
2,995,968	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 1.027%, 09/25/2030	222,655	0.0
16,561,788	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.631%, 05/25/2035	2,765,332	0.2
14,989,015	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.447%, 07/25/2035	2,202,324	0.1
34,949,547	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K-1519 X1, 0.707%, 12/25/2035	2,357,979	0.1
24,965,604	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K740 X1, 0.845%, 09/25/2027	1,055,583	0.1
31,466,000	(1)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	2,894,133	0.2
34,895,607	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates KLU3 X1, 2.080%, 01/25/2031	4,832,752	0.3
317,706	(2)	Ginnie Mae 2004-23 Z, 5.728%, 03/16/2044	349,633	0.0
4,735,220	(1),(2)	Ginnie Mae 2006-67 IO, 0.471%, 11/16/2046	13,463	0.0
364,621	(2)	Ginnie Mae 2007-52 Z, 4.350%, 01/16/2048	395,775	0.0
628,337		Ginnie Mae 2008-39 Z, 4.500%, 02/16/2048	674,185	0.0
231,753	(1),(2)	Ginnie Mae 2008-45 IO, 0.854%, 02/16/2048	291	0.0
186,288	(2)	Ginnie Mae 2009-115 D, 4.775%, 01/16/2050	192,817	0.0
1,300,370	(1),(2)	Ginnie Mae 2010-122 IO, 0.241%, 02/16/2044	1,443	0.0
61,147	(1),(2)	Ginnie Mae 2010-123 IA, 2.050%, 10/16/2052	701	0.0
14,656,530	(1),(2)	Ginnie Mae 2011-47 IO, 0.158%, 01/16/2051	50,830	0.0
158,543	(2)	Ginnie Mae 2011-53 B, 3.905%, 05/16/2051	162,919	0.0
1,844,070	(2)	Ginnie Mae 2018-114 Z, 3.100%, 04/16/2060	1,997,352	0.1
10,433,047		Ginnie Mae 2018-116 Z, 3.000%, 06/16/2058	11,195,552	0.6
1,862,409		Ginnie Mae 2018-169 Z, 3.000%, 04/16/2061	2,004,691	0.1
1,852,703		Ginnie Mae 2019-17 Z, 3.000%, 12/16/2060	1,994,420	0.1
2,445,739	(2)	Ginnie Mae 2019-19 Z, 3.200%, 11/16/2060	2,633,659	0.2
2,161,462		Ginnie Mae 2019-53 Z, 3.000%, 06/16/2061	2,289,518	0.1
9,987,443		Ginnie Mae 2021-60 GA, 3.100%, 05/16/2056	10,099,669	0.6
5,000,000		Ginnie Mae 2021-79, 1.750%, 08/16/2063	4,301,372	0.3
2,503,125		Ginnie Mae 2021-80 Z, 1.500%, 12/16/2062	2,112,518	0.1
2,333,712		Ginnie Mae 2021-90 B, 1.750%, 05/16/2061	2,104,157	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $65,628,741)		65,943,936	3.7

ASSET-BACKED SECURITIES: 0.1%
		Other Asset-Backed Securities: 0.1%
1,786,362		Fannie Mae Grantor Trust 2001-T9 A1, 0.202%, (US0001M + 0.220%), 09/25/2031	1,762,182	0.1
96,360	(2)	Fannie Mae Grantor Trust 2003-T4 2A6, 4.624%, 07/26/2033	98,431	0.0
41,929	(2)	Fannie Mae REMIC Trust 2001-W4 AF6, 5.110%, 01/25/2032	44,967	0.0
25,965	(2)	Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/2033	25,991	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
28,063	(2) Fannie Mae REMIC Trust 2002-W2 AF6, 6.000%, 05/25/2032	$ 30,323	0.0

	Total Asset-Backed Securities
	(Cost $1,955,744)	1,961,894	0.1

	Total Long-Term Investments
	(Cost $2,036,913,992)	2,062,648,740	114.1

SHORT-TERM INVESTMENTS: 27.8%
	U.S. Treasury Bills: 27.8%
1,925,000	(6) United States Treasury Bill, 0.040%, 07/27/2021	1,924,943	0.1
21,600,000	(6) United States Treasury Bill, 0.040%, 07/29/2021	21,599,282	1.2
103,350,000	(6) United States Treasury Bill, 0.040%, 09/09/2021	103,341,459	5.7
1,200,000	(6) United States Treasury Bill, 0.040%, 09/16/2021	1,199,897	0.1
349,850,000	(6) United States Treasury Bill, 0.040%, 11/26/2021	349,788,154	19.3
25,000,000	(6) United States Treasury Bill, 0.060%, 05/19/2022	24,985,689	1.4

	Total U.S. Treasury Bills

	Total Short-Term Investments
	(Cost $502,865,903)	502,839,424	27.8

	Total Investments in Securities (Cost $2,539,779,895)	$ 2,565,488,164	141.9
	Liabilities in Excess of Other Assets	(757,533,703)	(41.9)
	Net Assets	$ 1,807,954,461	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2021.
(3)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2021.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$893,313,510	$–	$893,313,510
U.S. Government Agency Obligations	–	1,101,429,400	–	1,101,429,400
Commercial Mortgage-Backed Securities	–	65,943,936	–	65,943,936
Asset-Backed Securities	–	1,961,894	–	1,961,894
Short-Term Investments	–	502,839,424	–	502,839,424
Total Investments, at fair value	$–	$2,565,488,164	$–	$2,565,488,164
Other Financial Instruments+
Futures	449,780	–	–	449,780
Total Assets	$449,780	$2,565,488,164	$–	$2,565,937,944
Liabilities Table
Other Financial Instruments+
Futures	$(2,155,468)	$–	$–	$(2,155,468)
Total Liabilities	$(2,155,468)	$–	$–	$(2,155,468)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2021, the following futures contracts were outstanding for Voya GNMA Income Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra 10-Year Note	113	09/21/21	$16,633,953	$291,100
			$16,633,953	$291,100
Short Contracts:
U.S. Treasury 10-Year Note	(1,370)	09/21/21	(181,525,000)	(575,268)
U.S. Treasury 2-Year Note	(127)	09/30/21	(27,980,680)	44,411
U.S. Treasury 5-Year Note	(409)	09/30/21	(50,482,742)	114,269
U.S. Treasury Long Bond	(309)	09/21/21	(49,671,750)	(1,430,537)
U.S. Treasury Ultra Long Bond	(18)	09/21/21	(3,468,375)	(149,663)
			$(313,128,547)	$(1,996,788)

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,550,141,556.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 21,626,704
Gross Unrealized Depreciation	(7,985,784)
Net Unrealized Appreciation	$ 13,640,920